UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-21763

Name of Fund:  High Income Portfolio of
               Managed Account Series

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, High Income Portfolio of Managed Account Series, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 04/30/2006

Date of reporting period: 11/01/05 - 01/31/06

Item 1 -  Schedule of Investments


High Income Portfolio of Managed Account Series


Schedule of Investments as of January 31, 2006                                                                  (in U.S. dollars)
                                         Face
Industry                               Amount   Corporate Bonds                                                         Value
Aerospace & Defense - 0.4%     USD    250,000   DRS Technologies, Inc., 6.625% due 2/01/2016                        $     251,875
                                      100,000   Standard Aero Holdings, Inc., 8.25% due 9/01/2014                          81,500
                                                                                                                    -------------
                                                                                                                          333,375

Airlines - 0.8%                       625,000   American Airlines, Inc. Class C, 7.80% due 4/01/2008                      620,531

Automotive - 4.5%                   1,025,000   American Tire Distributors, Inc., 10.78% due 4/01/2012 (a)                932,750
                                      275,000   American Tire Distributors, Inc., 10.75% due 4/01/2013                    244,750
                                      300,000   Asbury Automotive Group, Inc., 8% due 3/15/2014                           294,000
                                      575,000   Cooper-Standard Automotive, Inc., 8.375% due 12/15/2014                   455,688
                                      400,000   Exide Technologies, 10.50% due 3/15/2013 (e)                              306,000
                                      521,000   Metaldyne Corp., 11% due 6/15/2012                                        416,800
                                      700,000   Tenneco Automotive, Inc., 8.625% due 11/15/2014                           703,500
                                                                                                                    -------------
                                                                                                                        3,353,488

Broadcasting - 3.8%                    85,714   Emmis Communications Corp., 10.366% due 6/15/2012 (a)                      85,821
                                      925,000   Granite Broadcasting Corp., 9.75% due 12/01/2010                          797,813
                                      500,000   LIN Television Corp. Series B, 6.50% due 5/15/2013                        472,500
                                      875,000   Paxson Communications Corp., 10.777% due 1/15/2013 (a)(e)                 840,000
                                      500,000   Sinclair Broadcast Group, Inc., 6% due 9/15/2012 (b)                      435,000
                                      175,000   Young Broadcasting, Inc., 8.75% due 1/15/2014                             149,625
                                                                                                                    -------------
                                                                                                                        2,780,759

Cable - International - 1.3%          500,000   C&M Finance Ltd., 8.10% due 2/01/2016 (e)                                 504,451
                                      350,000   New Skies Satellites NV, 9.573% due 11/01/2011 (a)                        364,875
                                      100,000   New Skies Satellites NV, 9.125% due 11/01/2012                            107,000
                                                                                                                    -------------
                                                                                                                          976,326

Cable - U.S. - 4.8%                   450,000   Cablevision Systems Corp., Series B, 8% due 4/15/2012                     428,625
                                      450,000   Charter Communications Holdings LLC, 10% due 4/01/2009                    337,500
                                      175,000   Charter Communications Holdings LLC, 9.625% due 11/15/2009                130,375
                                      325,000   Charter Communications, Inc., 5.875% due 11/16/2009 (b)(e)                228,312
                                      750,000   Intelsat Bermuda Ltd., 8.625% due 1/15/2015 (e)                           751,875
                                      600,000   PanAmSat Corp., 9% due 8/15/2014                                          630,750
                                      500,000   Quebecor Media, Inc., 7.75% due 3/15/2016 (e)                             510,000
                                      325,000   Rainbow National Services LLC, 10.375% due 9/01/2014 (e)                  364,000
                                      225,000   Zeus Special Subsidiary Ltd., 8.774% due 2/01/2015 (c)(e)                 148,500
                                                                                                                    -------------
                                                                                                                        3,529,937

Chemicals - 5.6%                      450,000   Huntsman International, LLC, 9.875% due 3/01/2009                         472,500
                                      425,000   MacDermid, Inc., 9.125% due 7/15/2011                                     449,969
                                      250,000   Nova Chemical Corp., 7.561% due 11/15/2013 (a)(e)                         253,125
                                      750,000   Omnova Solutions, Inc., 11.25% due 6/01/2010                              783,750
                                      475,000   PolyOne Corp., 10.625% due 5/15/2010                                      505,281
                                      400,000   PolyOne Corp., 8.875% due 5/01/2012                                       390,000
                               EUR    500,000   Rockwood Specialties Group, Inc., 7.625% due 11/15/2014                   631,436
                               USD    600,000   Tronox Worldwide LLC, 9.50% due 12/01/2012 (e)                            625,500
                                                                                                                    -------------
                                                                                                                        4,111,561

Consumer - Durables - 0.3%            375,000   Simmons Co., 13.261% due 12/15/2014 (c)(e)                                211,875

Consumer -                            600,000   Levi Strauss & Co., 9.28% due 4/01/2012 (a)                               615,000
Non-Durables - 0.9%                    75,000   Remington Arms Co., Inc., 10.50% due 2/01/2011                             68,625
                                                                                                                    -------------
                                                                                                                          683,625

Diversified Media - 3.1%              125,000   CanWest Media, Inc., 8% due 9/15/2012                                     126,563
                                      175,000   Dex Media, Inc., 8% due 11/15/2013                                        179,813
                                      175,000   Dex Media West LLC, 9.875% due 8/15/2013                                  193,156
                                      700,000   Liberty Media Corp., 0.75% due 3/30/2023 (b)                              751,625
                                      250,000   R.H. Donnelley Corp., 6.875% due 1/15/2013 (e)                            228,750
                                      250,000   R.H. Donnelley Corp., 8.875% due 1/15/2016 (e)                            252,812
                                      500,000   R.H. Donnelley Corp., Series A-2, 6.875% due 1/15/2013 (e)                458,750
                                      125,000   Universal City Florida Holding Co. I, 9.43% due 5/01/2010 (a)             125,625
                                                                                                                    -------------
                                                                                                                        2,317,094

Energy - Exploration &                500,000   Chaparral Energy, Inc., 8.50% due 12/01/2015 (e)                          527,500
Production - 1.5%                     600,000   Compton Petroleum Corp., 7.625% due 12/01/2013 (e)                        612,000
                                                                                                                    -------------
                                                                                                                        1,139,500

Energy - Other - 8.0%                 775,000   Allis-Chalmers Energy, Inc., 9% due 1/15/2014 (e)                         778,875
                                      500,000   Aventine Renewable Energy Holdings, Inc., 10.491% due
                                                12/15/2011 (a)(e)                                                         520,000
                                      550,000   Copano Energy LLC, 8.125% due 3/01/2016 (e)                               563,750
                                    1,000,000   Ferrellgas Partners LP, 8.75% due 6/15/2012                             1,010,000
                                    1,100,000   Petrobras International Finance Co., 8.375% due 12/10/2018              1,254,000
                                      700,000   SemGroup LP, 8.75% due 11/15/2015 (e)                                     721,000
                                      500,000   Star Gas Partners LP, 10.25% due 2/15/2013                                497,500
                                      600,000   Suburban Propane Partners, LP, 6.875% due 12/15/2013                      571,500
                                                                                                                    -------------
                                                                                                                        5,916,625

Financial - 1.6%                      600,000   Fairfax Financial Holdings Ltd., 7.75% due 4/26/2012                      567,000
                                      600,000   Triad Acquisition Corp. Series B, 11.125% due 5/01/2013                   591,000
                                                                                                                    -------------
                                                                                                                        1,158,000

Food & Drug - 0.7%                    500,000   Stripes Acquisition LLC, 10.625% due 12/15/2013 (e)                       517,500

Food & Tobacco - 2.4%                 275,000   American Seafoods Group LLC, 10.125% due 4/15/2010                        290,813
                                      125,000   AmeriQual Group LLC, 9% due 4/01/2012 (e)                                 130,625
                                      350,000   Del Monte Corp., 8.625% due 12/15/2012                                    371,000
                                      275,000   Dole Food Co., Inc., 7.25% due 6/15/2010                                  265,719
                                      125,000   Dole Food Co., Inc., 8.875% due 3/15/2011                                 126,719
                                      700,000   Merisant Worldwide, Inc., 23.458% due 5/15/2014 (c)                        91,000
                                      575,000   Mrs. Fields Famous Brands, LLC, 11.50% due 3/15/2011                      465,750
                                                                                                                    -------------
                                                                                                                        1,741,626

Gaming - 4.8%                         750,000   Boyd Gaming Corp., 7.125% due 2/01/2016                                   744,375
                                      100,000   CCM Merger, Inc., 8% due 8/01/2013 (e)                                     97,500
                                      500,000   Galaxy Entertainment Finance Co. Ltd., 9.655%
                                                due 12/15/2010 (a)(e)                                                     508,750
                                      250,000   Galaxy Entertainment Finance Co. Ltd., 9.875% due 12/15/2012 (e)          256,250
                                      875,000   Majestic Star Casino LLC, 9.50% due 10/15/2010                            934,062
                                      300,000   Majestic Star Casino LLC, 9.75% due 1/15/2011 (e)                         306,750
                                      750,000   Wynn Las Vegas LLC, 6.625% due 12/01/2014                                 730,312
                                                                                                                    -------------
                                                                                                                        3,577,999

Health Care - 2.1%                    475,000   Select Medical Corp., 7.625% due 2/01/2015                                422,750
                                      500,000   Tenet Healthcare Corp., 9.25% due 2/01/2015 (e)                           490,000
                                      400,000   U.S. Oncology, Inc., 10.75% due 8/15/2014                                 442,000
                                      150,000   Ventas Realty, LP, 9% due 5/01/2012                                       171,187
                                                                                                                    -------------
                                                                                                                        1,525,937

Housing - 4.8%                        750,000   Ashton Woods USA LLC, 9.50% due 10/01/2015 (e)                            698,438
                                      100,000   Building Materials Corp. of America, 8% due 12/01/2008                    101,250
                                      600,000   Building Materials Corp. of America, 7.75% due 8/01/2014                  582,000
                                      250,000   Goodman Global Holding Co., Inc., 7.875% due 12/15/2012 (e)               236,250
                               EUR    750,000   Grohe Holding GmbH, 8.625% due 10/01/2014 (e)                             865,188
                               USD    250,000   Nortek, Inc., 8.50% due 9/01/2014                                         243,125
                                      775,000   Stanley-Martin Communities, 9.75% due 8/15/2015 (e)                       716,875
                                      100,000   Texas Industries, Inc., 7.25% due 7/15/2013                               103,250
                                                                                                                    -------------
                                                                                                                        3,546,376

Information                           250,000   Activant Solutions, Inc., 10.53% due 4/01/2010 (a)(e)                     255,000
Technology - 3.8%                     450,000   Advanced Micro Devices, Inc., 7.75% due 11/01/2012                        473,625
                                      450,000   Cypress Semiconductor Corp., 1.25% due 6/15/2008 (b)                      564,187
                                      325,000   Quantum Corp., 4.375% due 8/01/2010 (b)                                   326,625
                                      200,000   Sungard Data Systems, Inc., 9.431% due 8/15/2013 (a)(e)                   207,500
                                      300,000   Sungard Data Systems, Inc., 9.125% due 8/15/2013 (e)                      312,000
                                      750,000   Telcordia Technologies Inc., 10% due 3/15/2013 (e)                        686,250
                                                                                                                    -------------
                                                                                                                        2,825,187

Leisure - 0.1%                        100,000   Intrawest Corp., 7.50% due 10/15/2013                                     102,500

Manufacturing - 5.5%                  450,000   Case New Holland, Inc., 6% due 6/01/2009                                  442,125
                                      500,000   Caue Finance Ltd., 8.875% due 8/01/2015 (e)                               551,250
                                      250,000   Chart Industries, Inc., 9.125% due 10/15/2015 (e)                         258,125
                                      163,000   Columbus McKinnon Corp., 10% due 8/01/2010                                180,115
                                      625,000   FastenTech, Inc., 11.50% due 5/01/2011                                    614,063
                                      500,000   Invensys Plc, 9.875% due 3/15/2011 (e)                                    512,500
                                      275,000   Mueller Group, Inc., 10% due 5/01/2012                                    291,500
                                      475,000   Propex Fabrics, Inc., 10% due 12/01/2012                                  422,750
                                      150,000   Sensus Metering Systems, Inc., 8.625% due 12/15/2013                      136,500
                                      650,000   Superior Essex Communications LLC, 9% due 4/15/2012                       650,000
                                                                                                                    -------------
                                                                                                                        4,058,928

Metal - Other - 1.7%                  500,000   Indalex Holding Corp., 11.50% due 2/01/2014 (e)                           493,635
                                      275,000   Novelis, Inc., 7.25% due 2/15/2015                                        259,875
                                      500,000   Southern Copper Corp., 6.375% due 7/27/2015 (e)                           494,576
                                                                                                                    -------------
                                                                                                                        1,248,086

Packaging - 0.9%                      209,000   Anchor Glass Container Corp., 11.491% due 9/30/2006 (d)                   213,180
                                      275,000   Anchor Glass Container Corp., 11.497% due 2/15/2013 (d)(h)                217,250
                                      425,000   Pliant Corp., 13% due 6/01/2010 (d)(h)                                    104,125
                                      150,000   Wise Metals Group LLC, 10.25% due 5/15/2012                               103,500
                                                                                                                    -------------
                                                                                                                          638,055

Paper - 4.6%                          250,000   Ainsworth Lumber Co. Ltd., 8.277% due 10/01/2010 (a)                      244,375
                                      700,000   Ainsworth Lumber Co. Ltd., 7.25% due 10/01/2012                           637,000
                                      500,000   Domtar, Inc., 7.125% due 8/15/2015                                        415,000
                                      600,000   Graphic Packaging International Corp., 9.50% due 8/15/2013                564,000
                                    1,050,000   JSG Portfolioing Plc, 9.625% due 10/01/2012                             1,084,125
                                      225,000   NewPage Corp., 10.93% due 5/01/2012 (a)                                   227,812
                                      275,000   NewPage Corp., 12% due 5/01/2013                                          267,438
                                                                                                                    -------------
                                                                                                                        3,439,750

Retail - 2.6%                         625,000   General Nutrition Centers, Inc., 8.625% due 1/15/2011                     612,500
                                      200,000   Jean Coutu Group, Inc., 8.50% due 8/01/2014                               190,500
                                      300,000   Neiman-Marcus Group, Inc., 9% due 10/15/2015 (e)                          311,250
                                      300,000   Neiman-Marcus Group, Inc., 10.375% due 10/15/2015 (e)                     309,375
                                      450,000   Southern States Cooperative, Inc., 10.50% due 11/01/2010 (e)              470,250
                                                                                                                    -------------
                                                                                                                        1,893,875

Service - 5.7%                        750,000   Ahern Rentals, Inc., 9.25% due 8/15/2013                                  787,500
                                      300,000   Allied Waste North America, 6.375% due 4/15/2011                          295,125
                                      450,000   Allied Waste North America, Inc. Series B, 5.75% due 2/15/2011            428,625
                                      150,000   Ashtead Holdings Plc, 8.625% due 8/01/2015 (e)                            157,500
                                      275,000   Buhrmann US, Inc., 8.25% due 7/01/2014                                    279,125
                                      500,000   Corrections Corp. of America, 6.75% due 1/31/2014                         504,375
                                      500,000   Dycom Industries, Inc., 8.125% due 10/15/2015 (e)                         517,500
                                      150,000   Knowledge Learning Corp., Inc., 7.75% due 2/01/2015 (e)                   143,250
                                      250,000   Mac-Gray Corp., 7.625% due 8/15/2015                                      251,875
                                      500,000   NationsRent Cos., Inc., 9.50% due 5/01/2015                               532,500
                                      350,000   United Rentals North America, Inc., 7.75% due 11/15/2013                  346,500
                                                                                                                    -------------
                                                                                                                        4,243,875

Telecommunications - 2.0%             250,000   ADC Telecommunications, Inc., 1% due 6/15/2008 (b)                        265,000
                                      225,000   ADC Telecommunications, Inc., 5.045% due 6/15/2013 (a)(b)                 245,250
                                      300,000   Terremark Worldwide, Inc., 9% due 6/15/2009 (b)(e)                        261,000
                                      200,000   Time Warner Telecom Holdings, Inc., 9.25% due 2/15/2014                   213,000
                                      425,000   Time Warner Telecom, Inc., 10.125% due 2/01/2011                          446,250
                                                                                                                    -------------
                                                                                                                        1,430,500

Transportation - 0.8%                 600,000   Titan Petrochemicals Group Ltd., 8.50% due 3/18/2012 (e)                  568,500

Utility - 5.2%                        750,000   Aes Dominicana Energia Finance SA, 11% due 12/13/2015 (e)                 746,250
                                      132,000   Centerpoint Energy, Inc. Series B, 3.75% due 5/15/2023 (b)                153,780
                                      700,000   Mirant North America LLC, 7.375% due 12/31/2013 (e)                       712,250
                                      400,000   NRG Energy, Inc., 7.25% due 2/01/2014                                     405,500
                                      375,000   NRG Energy, Inc., 7.375% due 2/01/2016                                    381,562
                                      750,000   Reliant Energy, Inc., 6.75% due 12/15/2014                                645,000
                                      600,000   Southern Star Central Corp., 8.50% due 8/01/2010                          639,000
                                      148,993   Tenaska Alabama Partners LP, 7% due 6/30/2021 (e)                         151,224
                                                                                                                    -------------
                                                                                                                        3,834,566

Wireless Communications - 0.2%        114,000   SBA Communications Corp., 8.50% due 12/01/2012                            125,970

                                                Total Corporate Bonds (Cost - $63,159,529) - 84.5%                     62,451,926


                                                Floating Rate Loan Interests (f)
Energy - Exploration &              1,000,000   Exco Holdings, Inc. Term Loan, 10% due 7/03/2006                          996,250
Production - 1.3%

Health Care - 0.4%                    250,000   HealthSouth Corp. Term Loan A, 10.375% due 1/16/2011                      266,667

                                                Total Floating Rate Loan Interests (Cost - $1,255,641) - 1.7%           1,262,917


                                                Preferred Securities

                                                Capital Trusts
Health Care - 0.2%                    125,000   Fresenius Medical Care Capital Trust II, 7.875% due 2/01/2008             128,125

                                                Total Capital Trusts (Cost - $130,056) - 0.2%                             128,125


                                  Shares Held   Preferred Stocks
Automotive - 0.6%                      20,000   General Motors Corp. Series A, 4.50% (b)                                  463,000

                                                Total Preferred Stocks  (Cost - $428,028) - 0.6%                          463,000

                                                Total Preferred Securities (Cost - $558,084) - 0.8%                       591,125


                                   Beneficial
                                     Interest   Short-Term Securities
                             USD   12,377,121   Merrill Lynch Liquidity Series, LLC Cash Sweep Series I (g)            12,377,121

                                                Total Short-Term Securities (Cost - $12,377,121) - 16.7%               12,377,121

                                                Total Investments (Cost - $77,350,375*) - 103.7%                       76,683,089
                                                Liabilities in Excess of Other Assets - (3.7%)                        (2,739,023)
                                                                                                                    -------------
                                                Net Assets - 100.0%                                                 $  73,944,066
                                                                                                                    =============


  * The cost and unrealized appreciation (depreciation) of investments as of January 31, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                 $     77,350,375
                                                   ================
    Gross unrealized appreciation                  $        917,693
    Gross unrealized depreciation                       (1,584,979)
                                                   ----------------
    Net unrealized depreciation                    $      (667,286)
                                                   ================

(a) Floating rate note.

(b) Convertible security.

(c) Represents a step bond; the interest rate shown reflects the effective yield at the time of purchase.

(d) Issuer filed for bankruptcy.

(e) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(f) Floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, or (iii) the certificate of deposit rate.

(g) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                Net            Interest
    Affiliate                                 Activity          Income

    Merrill Lynch Liquidity Series,
       LLC Cash Sweep Series I              $ 12,377,121      $  194,128

(h) Non-income producing security.

o   For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

o   Swaps outstanding as of January 31, 2006 were as follows:

                                                                  Unrealized
                                                  Notional       Appreciation
                                                   Amount       (Depreciation)

    Bought credit default protection on
    Chemtura Corp. and pay 1.26%

    Broker, Credit Suisse First Boston
    Expires December 2010                         $  200,000        $  (2,212)

    Bought credit default protection on
    Chemtura Corp. and pay 1.42%

    Broker, Morgan Stanley Capital
    Services, Inc.
    Expires December 2010                         $  200,000           (3,583)

    Sold credit default protection on
    Dow Jones CDX North America High Yield B
    Index Series 5 and receive 3.40%

    Broker, Lehman Brothers Special Finance
    Expires December 2010                         $1,002,500             7,667

    Sold credit default protection on
    Dow Jones CDX North America High Yield B
    Index Series 5 and receive 3.40%

    Broker, JPMorgan Chase Bank
    Expires December 2010                         $1,967,500            52,834
                                                                    ----------
    Total                                                           $   54,706
                                                                    ==========


o   Financial futures contracts sold as of January 31, 2006 were as follows:

    Number of                         Expiration                   Unrealized
    Contracts        Issue               Date       Face Value    Depreciation

      15            10-Year
               U.S. Treasury Note     March 2006   $ 1,625,387    $   (1,176)



o   Currency Abbreviations
    EUR   Euro
    USD   U.S. Dollar


Item 2 -  Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
          (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


High Income Portfolio of Managed Account Series


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       High Income Portfolio of Managed Account Series


Date:  March 20, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       High Income Portfolio of Managed Account Series


Date:  March 20, 2006


By:    /s/ Donald C. Burke
       --------------------
       Donald C. Burke
       Chief Financial Officer
       High Income Portfolio of Managed Account Series


Date:  March 20, 2006